COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended			12 Months Ended
	Jan. 31, 2024 $ / shares	Apr. 30, 2022 USD ($) ft²	Aug. 31, 2021 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)
Lessee, Lease, Description
Operating lease liability				$ 675,000	$ 1,090,000	$ 540,000
Operating lease right-of-use assets				614,000	1,003,000	$ 259,000
Total operating lease expenses				$ 400,000	$ 400,000
Waltham Lease
Lessee, Lease, Description
Area of land | ft²			5,000
Operating lease term			39 months
Increase Rental Amount | $ / shares	$ 1.00
Lease, option to extend	false		true
Renewal term	3 years		3 years
Payment for rent			$ 18,000
Lease rent percentage			2.00%
Foster City Lease
Lessee, Lease, Description
Area of land | ft²		3,500
Operating lease term		39 months
Renewal term		1 year
Payment for rent		$ 22,600
Lease rent percentage		3.00%